Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 62-1612879-001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mativ Stock Fund	$—	$3,029,158	$—	$3,029,158
Registered investment companies	500,265,060	—	—	500,265,060
Self-directed brokerage accounts	8,336,112	—	—	8,336,112
Total assets in the fair value hierarchy	$508,601,172	$3,029,158	$—	$511,630,330
Investment measured at NAV				36,699,276
Investments, at fair value				$548,329,606

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mativ Stock Fund	$—	$2,588,750	$—	$2,588,750
Registered investment companies	450,004,154	—	—	450,004,154
Self-directed brokerage accounts	7,225,262	—	—	7,225,262
Total assets in the fair value hierarchy	$457,229,416	$2,588,750	$—	$459,818,166
Investment measured at NAV				42,594,255
Investments, at fair value				$502,412,421
3. FAIR VALUE MEASUREMENTS (Continued)

Fair Value of Investments that Use NAV

The following tables summarize the investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Vanguard Retirement Savings Trust III	$36,699,276	N/A	Daily	N/A

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Vanguard Retirement Savings Trust III	$42,594,255	N/A	Daily	N/A